Goodwill (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2011	Sep. 30, 2010
Goodwill [Roll Forward]
Goodwill		$ 1,794.1	$ 1,794.5
Purchase price allocation adjustment			(0.6)
Goodwill, Impairment Loss	(427.8)	(427.8)
Currency translation adjustment		(0.1)	0.2
Goodwill	$ 1,366.2	$ 1,366.2	$ 1,794.1
Weight of income approach used in measurement of goodwill impairment	75.00%	75.00%
Weight of market approach used in measurement of goodwill impairment	25.00%	25.00%